Schedule of Maturity of Annual Royalty (Details) (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Other commitment	$ 250,000	$ 250,000